Taxation - Change in deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (1,894)	£ (1,865)
Exchange differences	5	(47)
Recognised in income statement – continuing operations	134	(40)
Reclassification	0	0
Recognised in other comprehensive income and equity	(18)	(4)
Tax rate change – recognised in income statement	(45)	54
Tax rate change – recognised in other comprehensive income and equity	(16)	4
Acquisition of subsidiaries	(19)	(5)
Transfer to assets held for sale		9
Ending balance	(1,853)	(1,894)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	24	32
Exchange differences	(1)	1
Recognised in income statement – continuing operations	7	(14)
Reclassification	(3)	3
Recognised in other comprehensive income and equity	34	5
Tax rate change – recognised in income statement	0	2
Tax rate change – recognised in other comprehensive income and equity	0	(5)
Acquisition of subsidiaries	0	0
Transfer to assets held for sale		0
Ending balance	61	24
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	264	234
Exchange differences	(7)	4
Recognised in income statement – continuing operations	27	28
Reclassification	(11)	(10)
Recognised in other comprehensive income and equity	(33)	(1)
Tax rate change – recognised in income statement	(6)	1
Tax rate change – recognised in other comprehensive income and equity	0	8
Acquisition of subsidiaries	0	0
Transfer to assets held for sale		0
Ending balance	234	264
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(349)	(292)
Exchange differences	0	(7)
Recognised in income statement – continuing operations	(10)	(51)
Reclassification	8	(2)
Recognised in other comprehensive income and equity	0	0
Tax rate change – recognised in income statement	11	1
Tax rate change – recognised in other comprehensive income and equity	0	0
Acquisition of subsidiaries	0	0
Transfer to assets held for sale		2
Ending balance	(340)	(349)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,795)	(1,812)
Exchange differences	12	(47)
Recognised in income statement – continuing operations	115	14
Reclassification	6	(3)
Recognised in other comprehensive income and equity	(3)	0
Tax rate change – recognised in income statement	(52)	51
Tax rate change – recognised in other comprehensive income and equity	0	0
Acquisition of subsidiaries	(19)	(5)
Transfer to assets held for sale		7
Ending balance	(1,736)	(1,795)
Post Employment Plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(38)	(27)
Exchange differences	1	2
Recognised in income statement – continuing operations	(5)	(17)
Reclassification	0	12
Recognised in other comprehensive income and equity	(16)	(8)
Tax rate change – recognised in income statement	2	(1)
Tax rate change – recognised in other comprehensive income and equity	(16)	1
Acquisition of subsidiaries	0	0
Transfer to assets held for sale		0
Ending balance	£ (72)	£ (38)